Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	DESCHUTES PARENT, INC.
Entity Central Index Key	0002119322
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false